UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21270

Partners Balanced Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
Partners Balanced Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end: December 31, 2005

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS

September 30, 2005

Partners Balanced Trust

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—145.0%
			Corporate Bonds—71.4%
			Aerospace/Defense—3.6%
B-	$ 20		BE Aerospace, Inc., 8.875%, 5/01/11	$ 20,975
A	200	[2]	General Dynamics Corp., 4.25%, 5/15/13	192,857
BBB+	225		Lockheed Martin Corp., 8.50%, 12/01/29	309,828
BBB+	175		Northrop Grumman Corp., 7.75%, 2/15/31	226,005
BBB	148		Raytheon Co., 6.15%, 11/01/08	153,877
BB	10		Sequa Corp., 8.875%, 4/01/08	10,450

				913,992

			Automotive—1.1%
B-	30		Accuride Corp., 8.50%, 2/01/15	29,400
BB+	20		ArvinMeritor, Inc., 8.75%, 3/01/12	19,700
A3	200	[2]	DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08	194,216
B-	10		Goodyear Tire & Rubber Co., The, 7.857%, 8/15/11	9,675
CCC+	10	[3]	Metaldyne Corp., 11.00%, 11/01/13	8,700
BB	10		Navistar International Corp., 6.25%, 3/01/12	9,500

				271,191

			Basic Materials—1.3%
BB-	5		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	4,925
B-	10	[3]	BCI US Finance Corp/Borden 2 Nova Scotia Finance ULC, 9.099%, 7/15/10	10,100
BB-	20		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	20,700
BB+	50		Georgia-Pacific Corp., 8.875%, 2/01/10	55,625
B	7		Huntsman LLC, 11.50%, 7/15/12	7,998
BB	10		IMC Global, Inc., 10.875%, 6/01/08	11,300
CCC+	40	[3]	Innophos, Inc., 8.875%, 8/15/14	40,900
			Lyondell Chemical Co.,
BB-	10		10.50%, 6/01/13	11,450
BB-	60		11.125%, 7/15/12	67,350
CCC+	40		NewPage Corp., 10.00%, 5/01/12	37,700
B-	20	[3]	PQ Corp., 7.50%, 2/15/13	19,450
			Rhodia SA, (France)
CCC+	20		8.875%, 6/01/11	18,900
B3	10		10.25%, 6/01/10	10,575

				316,973

			Building & Development—0.6%
B2	20	[3]	Compression Polymers Corp., 10.50%, 7/01/13	18,550
B-	50		ERICO Intl. Corp., 8.875%, 3/01/12	51,375
B-	25	[3]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	22,625
B	10		North American Energy Partners, Inc., 9.00%, 6/01/10 (Canada)	10,400
Ba3	50		WCI Communities, Inc., 10.625%, 2/15/11	53,375

				156,325

			Consumer Products—8.6%
B3	10		ALH Finance LLC, 8.50%, 1/15/13	9,525
B-	140	[3]	DI Finance / DynCorp International, 9.50%, 2/15/13	145,600
A+	300	[2]	Diageo Capital PLC, 3.375%, 3/20/08 (United Kingdom)	291,188
B+	45		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	38,081
B	10		Gold Kist, Inc., 10.25%, 3/15/14	11,300
			GSC Holdings Corp.,
Ba3	10	[3]	7.875%, 10/01/11	10,025
Ba3	10	[3]	8.00%, 10/01/12	9,950
B-	35	[3]	Hydrochem Industrial Services, 9.25%, 2/15/13	32,550
BBB+	300	[2]	Kellogg Co., 6.60%, 4/01/11	325,033
B-	70	[3]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	68,250
A3	350	[2]	Kraft Foods, Inc., 5.625%, 11/01/11	361,622
BBB	200		Kroger Co., 6.80%, 4/01/11	213,147

Partners Balanced Trust (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Consumer Products—(continued)
B-	$ 45		Lazydays RV Center, Inc., 11.75%, 5/15/12	$ 47,756
B-	60		Levi Strauss & Co., 8.804%, 4/01/12	60,000
B3	70		Movie Gallery, Inc., 11.00%, 5/01/12	62,475
B-	50		NationsRent Cos., Inc., 9.50%, 5/01/15	52,000
B-	100	[3]	Rite Aid Corp., 6.125%, 12/15/08	95,000
CCC+	20	[3]	Rural/Metro Corp., 9.875%, 3/15/15	21,050
B3	50	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	51,313
B+	40		United Rentals North America, Inc., 7.00%, 2/15/14	37,000
AA	200	[2]	Wal-Mart Stores, Inc., 6.875%, 8/10/09	215,411

				2,158,276

			Ecological Services—0.5%
BB-	25	[3]	Allied Waste North America, 7.25%, 3/15/15	24,625
B	100		Casella Waste Systems, 9.75%, 2/01/13	107,500

				132,125

			Energy—11.3%
BBB+	200		Anadarko Finance Co., 7.50%, 5/01/31 (Canada)	246,222
			ANR Pipeline Co.,
B1	20		7.375%, 2/15/24	20,621
B1	40		9.625%, 11/01/21	49,400
B2	45		Aquila Canada Finance Corp, 7.75%, 6/15/11 (Canada)	47,363
			Calpine Corp.,
CCC+	25		7.75%, 4/15/09	13,000
B+	20	[3]	9.625%, 9/30/14	20,300
CCC+	10		Calpine Energy Finance ULC, 8.50%, 5/01/08 (Canada)	6,050
CCC+	15		Calpine Generating Co. LLC, 11.50%, 4/01/11	13,800
BB	50		Chesapeake Energy Corp., 7.50%, 9/15/13	53,250
B-	20	[3]	Clayton Williams Energy, Inc., 7.75%, 8/01/13	19,650
B+	10		CMS Energy Corp., 9.875%, 10/15/07	10,875
BB-	20	[3]	Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	21,125
A-	225		ConocoPhillips Holding Co., Inc., 6.95%, 4/15/29	273,889
A-	200		Detroit Edison Co., 6.125%, 10/01/10	210,766
			Devon Financing Corp. ULC,
BBB	300		6.875%, 9/30/11	329,765
BBB	325		7.875%, 9/30/31	409,266
B+	95	[3]	Dynegy Holdings, Inc., 10.125%, 7/15/13	105,925
			El Paso CGP Co.,
B-	10		7.42%, 2/15/37	9,200
B-	10		9.625%, 5/15/12	11,050
B-	10		10.75%, 10/01/10	11,250
B-	10		El Paso Corp., 7.80%, 8/01/31	10,025
B1	10		El Paso Natural Gas Co., 8.375%, 6/15/32	11,438
B	10		Exco Resources, Inc., 7.25%, 1/15/11	10,350
AA-	125		Florida Power & Light Co., 5.40%, 9/01/35	123,730
A2	225		Florida Power Corp., 4.80%, 3/01/13	221,171
			KCS Energy, Inc.,
B-	15		7.125%, 4/01/12	15,375
B-	15	[3]	7.125%, 4/01/12	15,375
			Midwest Generation LLC,
B+	75		8.30%, 7/02/09	78,750
B+	19		8.56%, 1/02/16	20,815
B2	20		Mission Energy Holding Co., 13.50%, 7/15/08	23,475
A-	200		Occidental Petroleum Corp., 6.75%, 1/15/12	222,992
B	160		Orion Power Holdings, Inc., 12.00%, 5/01/10	192,400
B	5		Range Resources Corp., 6.375%, 3/15/15	5,025
BB-	5		Reliant Energy, Inc., 6.75%, 12/15/14	4,888
B2	5	[3]	Whiting Petroleum Corp., 7.00%, 2/01/14	5,069

				2,843,645

Partners Balanced Trust (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Entertainment & Leisure—0.3%
B	$ 15		Penn National Gaming, Inc., 6.75%, 3/01/15	$ 14,775
B+	10	[3]	San Pasqual Casino, 8.00%, 9/15/13	10,050
BB-	30	[3]	Seneca Gaming Corp., 7.25%, 5/01/12	30,675
B+	10		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	9,525

				65,025

			Financial Institutions—26.7%
AA-	300	[2]	American General Capital II, 8.50%, 7/01/30	403,752
BB	40	[3]	American Real Estate Partners LP, 7.125%, 2/15/13	40,000
Aa2	600	[2]	Bank of America Corp., 3.875%, 1/15/08	591,181
B-	25		BCP Crystal US Holdings Corp., 9.625%, 6/15/14	27,938
AA+	1,200	[2]	Citigroup, Inc., 3.50%, 2/01/08	1,171,140
AA-	100	[2]	Credit Suisse First Boston, 6.125%, 11/15/11	106,240
BB	125		Crum & Forster Holding Corp., 10.375%, 6/15/13	136,563
B+	10	[3]	E*Trade Financial Corp., 7.375%, 9/15/13	10,100
A-	200	[2]	EnCana Holdings Finance Corp., 5.80%, 5/01/14 (Canada)	210,638
BBB-	25		Ford Motor Credit Co., 7.25%, 10/25/11	23,730
			General Electric Cap. Corp.,
AAA	300	[2]	5.875%, 2/15/12	315,192
AAA	800	[2]	6.125%, 2/22/11	848,464
AA-	200	[2]	Goldman Sachs Group, Inc., 6.875%, 1/15/11	218,272
AA-	300	[2]	HSBC Finance Corp., 6.375%, 10/15/11	320,894
A1	200	[2]	JPMorgan Chase & Co., 6.75%, 2/01/11	217,250
B-	25		K&F Acquisition, Inc., 7.75%, 11/15/14	25,375
A+	300	[2]	Lehman Brothers Holdings, Inc., 6.625%, 1/18/12	326,345
A	200	[2]	MetLife, Inc., 6.50%, 12/15/32	220,297
AA-	300	[2]	Morgan Stanley, 6.75%, 4/15/11	326,352
B+	135	[3]	Rainbow National Services LLC, 10.375%, 9/01/14	151,875
B-	10		Standard Aero Holdings, Inc., 8.25%, 9/01/14	9,675
BB-	5		Stena AB, 7.00%, 12/01/16 (Sweden)	4,738
Aa3	300	[2]	SunTrust Banks, Inc., 3.625%, 10/15/07	294,357
B-	10		Universal City Florida Holding Co. I/II, 8.443%, 5/01/10	10,400
Aa2	200	[2]	US Bancorp, 3.95%, 8/23/07	197,790
Aa1	500	[2]	Wells Fargo & Co., 4.00%, 8/15/08	492,125
BB-	10		Western Financial Bank, 9.625%, 5/15/12	11,500

				6,712,183

			Health Care—0.7%
B	25	[3]	Elan Finance PLC/Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	22,031
B	50	[3]	Insight Health Services Corp., 9.174%, 11/01/11	48,750
			Tenet Healthcare Corp.,
B	10		6.375%, 12/01/11	9,325
B	35		9.875%, 7/01/14	36,619
B-	50		Universal Hospital Services, Inc., 10.125%, 11/01/11	51,375

				168,100

			Industrial—0.2%
CCC+	45		Park-Ohio Industries, Inc., 8.375%, 11/15/14	39,038

			Media—6.4%
B-	20		Allbritton Communications Co., 7.75%, 12/15/12	19,850
CCC+	10		American Media Operations, Inc., 10.25%, 5/01/09	9,750
CCC+	20		Charter Communications Holdings II LLC/Charter Communications Holdings II
			Cap. Corp., 10.25%, 9/15/10	20,550
BBB+	400	[2]	Comcast Corp., 5.50%, 3/15/11	407,688
BBB-	150	[3]	Cox Enterprises, 4.375%, 5/01/08	147,334
BB-	150		CSC Holdings, Inc., 7.875%, 12/15/07	154,125
BB-	15		Echostar DBS Corp., 7.304%, 10/01/08	15,263
BBB	300		News America, Inc., 7.625%, 11/30/28	344,895
B3	20		Nexstar Finance, Inc., 7.00%, 1/15/14	18,000
B	90		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	90,900
BBB+	200		Turner Broadcasting, 8.375%, 7/01/13	235,708

Partners Balanced Trust (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—(continued)
			Vertis, Inc.,
CCC+	$ 55		10.875%, 6/15/09	$ 54,175
Caa2	20	[3]	13.50%, 12/07/09	16,600
CCC+	85		Young Broadcasting, Inc., 10.00%, 3/01/11	80,325

				1,615,163

			Packaging & Containers—0.2%
CCC+	55		Pliant Corp., 11.125%, 9/01/09	47,300
CCC+	15	[3]	Pregis Corp., 12.375%, 10/15/13	14,850

				62,150

			Real Estate—2.8%
BBB+	300	[2]	Archstone-Smith Trust, 3.00%, 6/15/08	285,747
BBB+	185	[2]	Avalonbay Communities, Inc., 6.625%, 9/15/11	199,523
BBB+	200	[2]	EOP Operating LP, 7.00%, 7/15/11	218,236

				703,506

			Technology—1.3%
Ba3	10		MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 7.12%, 12/15/11	9,950
Ba2	200		PerkinElmer, Inc., 8.875%, 1/15/13	219,500
BB	10	[3]	STATS ChipPAC Ltd., 7.50%, 7/19/10 (Singapore)	10,100
B-	50		UGS Corp., 10.00%, 6/01/12	54,750
BB	30		Unisys Corp., 8.00%, 10/15/12	29,475

				323,775

			Telecommunications—3.9%
BB-	10		Cincinnati Bell, Inc., 7.25%, 7/15/13	10,625
B-	15	[3]	Hawaiian Telcom Communications, Inc., 8.914%, 5/01/13	15,075
B	20		Intelsat Ltd., 5.25%, 11/01/08 (Bermuda)	18,350
			Intelsat Bermuda Ltd., (Bermuda)
B+	30	[3]	8.695%, 1/15/12	30,600
B+	20	[3]	8.25%, 1/15/13	20,100
B+	35	[3]	8.625%, 1/15/15	35,700
B1	80		Lucent Technologies, Inc., 6.50%, 1/15/28	69,200
BB	50	[3]	Qwest Corp., 7.12%, 6/15/13	52,000
B+	40		Qwest Services Corp., 13.50%, 12/15/10	45,850
BB+	10		Rogers Wireless, Inc., 7.25%, 12/15/12 (Canada)	10,550
Caa1	55		Rural Cellular Corp., 9.875%, 2/01/10	57,613
A+	200	[2]	SBC Communications, Inc., 6.25%, 3/15/11	212,387
A+	400	[2]	Verizon New Jersey, Inc., 5.875%, 1/17/12	414,108

				992,158

			Transportation—1.9%
BBB+	200		Burlington North Santa Fe, 5.90%, 7/01/12	210,172
A-	200	[2]	Canadian National Railway Co., 6.25%, 8/01/34 (Canada)	220,934
B	40	[3]	CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	41,000
B3	5		Horizon Lines LLC, 9.00%, 11/01/12	5,350
B+	10		OMI Corp., 7.625%, 12/01/13 (Marshall Island)	10,200

				487,656

			Total Corporate Bonds	17,961,281

			U.S. Government & Agency Obligations—7.6%
			Federal National Mortgage Association,
AAA	1,143	[2]	4.50%, 5/01/18	1,121,427
AAA	185	[2]	4.50%, 6/01/18	181,865
AAA	175	[2]	U.S. Treasury Bonds, 5.375%, 2/15/31	196,055
			U.S. Treasury Notes,
	95	[2]	4.125%, 5/15/15	93,363
AAA	100	[2]	4.25%, 8/15/13	99,656
AAA	225		4.25%, 8/15/15	223,594

			Total U.S. Government & Agency Obligations	1,915,960

Partners Balanced Trust (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Foreign Government Bonds—2.3%
Baa1	$ 300	[2]	Mexico Government International Bond, 8.125%, 12/30/19 (Mexico)	$ 364,950
AA-	200		Province of Quebec, 7.00%, 1/30/07 (Canada)	206,448

			Total Foreign Government Bonds	571,398

			Taxable Municipals—1.2%
AA	300		Illinois, GO, 5.10%, 6/01/33	297,126

	Shares
	(000)

			Common Stocks—62.5%
			Basic Materials—6.4%
	3,200		Air Products & Chemicals, Inc.	176,448
	15,200		Alcoa, Inc.	371,184
	10,300		Dow Chemical Co.	429,201
	5,700		E.I. du Pont de Nemours & Co.	223,269
	4,100		PPG Industries, Inc.	242,679
	2,300		Weyerhaeuser Co.	158,125

				1,600,906

			Consumer Products—5.7%
	5,800		Altria Group, Inc.	427,518
	5,300		Cambell Soup Co.	157,675
	900		Colgate-Palmolive Co.	47,511
	500		Diageo PLC ADR (United Kingdom)	29,005
	3,900		General Mills, Inc.	187,980
	2,200		Heinz Co., H.J.	80,388
	4,500		Kellogg Co.	207,585
	3,500		Kimberly-Clark Corp.	208,355
	1,400		PepsiCo, Inc.	79,394

				1,425,411

			Energy—16.5%
	3,300		BP PLC ADR (United Kingdom)	233,805
	11,900		ConocoPhillips	831,929
	3,400		Consolidated Edison, Inc.	165,070
	1,600		Constellation Energy Group, Inc.	98,560
	4,900		Dominion Resources, Inc. Virginia	422,086
	1,100		Entergy Corp.	81,752
	4,400		Exelon Corp.	235,136
	12,700		Exxon Mobil Corp.	806,958
	8,500		FPL Group, Inc.	404,600
	3,400		PPL Corp.	109,922
	6,800		Puget Energy, Inc.	159,664
	2,499		Royal Dutch Shell PLC ADR (Netherlands)	172,106
	2,500		SCANA Corp.	105,600
	4,600		Southern Co.	164,496
	1,500		TXU Corp.	169,320

				4,161,004

			Financial Institutions—18.4%
	4,800		Ace Ltd. (Bermuda)	225,936
	15,900		Bank of America Corp.	669,390
	3,400		Chubb Corp.	304,470
	16,000		Citigroup, Inc.	728,320
	2,400		Comerica, Inc.	141,360
	9,200		JPMorgan Chase & Co.	312,156
	3,800		MBNA Corp.	93,632
	5,400		Merrill Lynch & Co., Inc.	331,290
	9,000		National City Corp.	300,960
	6,200		SunTrust Banks, Inc.	430,590
	5,400		US Bancorp	151,632
	3,500		Wachovia Corp.	166,565
	2,700		Washington Mutual, Inc.	105,894
	7,800		Wells Fargo & Co.	456,846
	3,000		XL Capital Ltd. (Bermuda)	204,090

				4,623,131

Partners Balanced Trust (continued)

Shares		Description	Value

		Health Care—4.8%
5,500		Abott Laboratories	$ 233,200
1,700		AstraZeneca PLC ADR (United Kingdom)	80,070
6,500		Baxter International, Inc.	259,155
7,900		Pfizer, Inc.	197,263
9,200		Wyeth	425,684

			1,195,372

		Industrial—4.6%
14,700		Caterpillar, Inc.	863,625
2,300		General Electric Co.	77,441
4,200		Rockwell Automation, Inc.	222,180

			1,163,246

		Media—0.5%
2,000		Gannett Co., Inc.	137,660

		Real Estate—1.1%
1,030		General Growth Properties, Inc.	46,278
2,100	[4]	KKR Financial Corp.	46,704
3,400		Regency Centers Corp.	195,330

			288,312

		Technology—0.9%
3,300		Emerson Electric Co.	236,940

		Telecommunications—3.6%
4,900		AT&T Corp.	97,020
6,600		BellSouth Corp.	173,580
14,700		SBC Communications, Inc.	352,359
6,400		Sprint Nextel Corp.	152,192
3,700		Verizon Communications, Inc.	120,953

			896,104

		Total Common Stocks	15,728,086

		Total Long-Term Investments (cost $34,247,681)	36,473,851

		MONEY MARKET FUND—1.2%
295,540		Galileo Money Market Fund (cost $295,540)	295,540

		Total Long-Term Investments before borrowed bonds (cost $34,543,2215)	36,769,391

		BORROWED BONDS—0.5%
		U.S. Government & Agency Securities—0.5%
130	[6]	U.S. Treasury Bonds, 3.15%, 10/04/05	129,950

		Total Investments net of borrowed bonds—146.7%	$ 36,899,341

		Liabilities in excess of other assets (including $11,593,192 of reverse repurchase
		agreements payable)—(46.7)%	(11,738,169)

		Net Assets—100.0%	$ 25,161,172

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2005, the Trust held 5.8% of it nets assets, with a current market value of $1,462,971, in securities restricted as to resale.
[4]	Non-income producing security.
[5]	Cost for Federal income tax purposes is $34,566,674. The net unrealized appreciation on a tax basis is $2,202,717, consisting of $2,857,738 gross unrealized appreciation and $655,021 gross unrealized depreciation.
[6]	The interest rate and maturity date shown represent the term of the bonds borrowed transaction, not the security borrowed.
A category in the Corporate Bonds and Common Stocks sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	PCR	—	Pollution Control Revenue

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Partners Balanced Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: November 18, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 18, 2005

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 18, 2005